Award Timing Disclosure	12 Months Ended
Oct. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

It is Skyworks’ practice to make stock-based compensation awards to executive officers in November of each year at a prescheduled Compensation and Talent Committee meeting, which may be close in time before or after Skyworks publicly announces financial results for the prior completed quarter or fiscal year or when Skyworks publicly provides an outlook for a future quarter or time period. During fiscal year 2025, Skyworks did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, nor did it grant any stock options to any of its executive officers.

Award Timing Method	It is Skyworks’ practice to make stock-based compensation awards to executive officers in November of each year at a prescheduled Compensation and Talent Committee meeting, which may be close in time before or after Skyworks publicly announces financial results for the prior completed quarter or fiscal year or when Skyworks publicly provides an outlook for a future quarter or time period.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During fiscal year 2025, Skyworks did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, nor did it grant any stock options to any of its executive officers.
MNPI Disclosure Timed for Compensation Value	false